OPERATING LEASES - Maturities of lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	$ 44
2022	27
Total undiscounted lease payment	71
Less: Imputed interest	(6)
Total lease liabilities	$ 65	$ 2,595